Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net earnings, including noncontrolling interests	$ 108,485	$ 98,724	$ 202,027	$ 195,720	$ 429,231	$ 388,681	$ 428,331
Other comprehensive income (expense):
Foreign currency translation adjustments, net of tax	(58,699)	27,318	(23,559)	76,121	(56,842)	(10,612)	63,049
Pension and postretirement effects, net of taxes	2,501	854	2,546	459	(8,490)	6,396	(3,603)
Cash flow hedging activity, net of tax	88	(677)	(304)	(429)	(307)	2,823	3,507
Other comprehensive (expense) income	(56,110)	27,495	(21,317)	76,151	(65,639)	(1,393)	62,953
Comprehensive income, including noncontrolling interests	52,375	126,219	180,710	271,871	363,592	387,288	491,284
Comprehensive income attributable to noncontrolling interests	(1,022)	4	(1,474)	(432)	(601)	(476)	(1,105)
Comprehensive income attributable to Flowserve Corporation	$ 51,353	$ 126,223	$ 179,236	$ 271,439	$ 362,991	$ 386,812	$ 490,179